UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Meermann
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Eric Meermann             Scarsdale, NY              1-28-2008
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:  $   169,144
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 12-31-07
                                Title of                                        Investment             Other    Voting
Name of Issuer                   Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------

A T & T Corp	                 Common  00206R102     467,009.72   11,237      Shared-Other            1       None
A T & T Corp	                 Common  00206R102	   997.44       24      Full Discretion/Sole    N/A     Sole
Abbott Laboratories		 Common	 002824100     226,284.50    4,030	Shared-Other            1       None
Altria Group Inc		 Common  02209S103     395,358.98    5,231	Shared-Other            1       None
American Express Company	 Common  025816109     237,315.24    4,562	Shared-Other            1       None
American Intl Group Inc		 Common  026874107     324,731.00    5,570	Shared-Other            1       None
Apple Computer Inc		 Common  037833100     447,660.80    2,260	Shared-Other            1       None
Apple Computer Inc		 Common  037833100      19,808.00      100	Full Discretion/Sole    N/A     Sole
Bank Of America Corp		 Common  060505104     326,614.16    7,916	Shared-Other            1       None
BP Plc ADR			 Common  055622104   1,183,671.00   16,177	Shared-Other            1       None
BP Plc ADR			 Common  055622104      18,146.16      248	Full Discretion/Sole    N/A     Sole
Burlingtn Nthn Santa Fe		 Common  12189T104   1,050,112.91   12,617	Shared-Other            1       None
CH Robinson Worldwide Inc	 Common	 12541W209     830,254.92   15,341	Shared-Other            1       None
ChevronTexaco			 Common  166764100     345,787.65    3,705	Shared-Other            1       None
Cisco Systems Inc		 Common  17275R102     326,599.55   12,065	Shared-Other            1       None
Cisco Systems Inc		 Common  17275R102      10,882.14      402	Full Discretion/Sole    N/A     Sole
Citigroup			 Common  172967101     386,635.52   13,133	Shared-Other            1       None
Citigroup			 Common  172967101      22,256.64      756	Full Discretion/Sole    N/A     Sole
Coca Cola Company		 Common  191216100     205,466.76    3,348	Shared-Other            1       None
Colgate-Palmolive Co		 Common  194162103  29,435,902.92  377,577	Full Discretion/Sole    N/A     Sole
Comerica Incorporated		 Common  200340107     853,928.01   19,617	Shared-Other            1       None
Conocophillips			 Common  200340107     233,288.60    2,642	Shared-Other            1       None
DJ Wilshire REIT		 Common  86330E604     264,583.98    3,817.95	Full Discretion/Sole    N/A     Sole
Exxon Mobil Corporation		 Common  30231G102   1,448,634.78   15,462	Shared-Other            1       None
Exxon Mobil Corporation		 Common  30231G102     870,942.24    9,296	Full Discretion/Sole    N/A     Sole
Family Dollar Stores		 Common  307000109     367,312.23   19,101	Shared-Other            1       None
Gaylord Entertainment Co	 Common  367905106     215,745.57    5,331	Shared-Other            1       None
General Electric Company	 Common  369604103     679,493.10   18,330	Shared-Other            1       None
General Electric Company	 Common  369604103     218,342.30    5,890	Full Discretion/Sole    N/A     Sole
Genzyme Corp Genl		 Common  372917104     383,514.88    5,152	Shared-Other            1       None
Google				 Common  38259P508     477,121.20      690	Shared-Other            1       None
Hewlett-Packard Company		 Common  428236103     321,557.60    6,370	Shared-Other            1       None
Hewlett-Packard Company		 Common  428236103      47,855.04      948	Full Discretion/Sole    N/A     Sole
Intel Corp			 Common  458140100     493,609.90   18,515	Shared-Other            1       None
Intel Corp			 Common  458140100     319,920.00   12,000	Full Discretion/Sole    N/A     Sole
Intl Business Machines		 Common  459200101     395,646.00    3,660	Shared-Other            1       None
iShares MSCI Japan Idx Fd	 Common  464286848   3,015,633.90  226,910	Full Discretion/Sole    N/A     Sole
iShares S&P Europe 350 Index	 Common  464287861   6,712,901.40   58,710	Full Discretion/Sole    N/A     Sole
iShares S&P SmallCap 600 Value	 Common  464287879  14,582,989.76  208,328.43	Full Discretion/Sole    N/A     Sole
iShares Tr S&P Smallcap 600 Id	 Common  464287804  17,761,189.14  273,165.01	Full Discretion/Sole    N/A     Sole
iShares Trust Russell 2000 Ind	 Common  464287655   2,879,873.36   37,933	Full Discretion/Sole    N/A     Sole
iShares Trust S&P 500 Index	 Common  464287200   4,764,890.42   32,471.65	Full Discretion/Sole    N/A     Sole
Johnson & Johnson		 Common  478160104     496,915.00    7,450	Shared-Other            1       None
Johnson & Johnson		 Common  478160104     181,157.20    2,716	Full Discretion/Sole    N/A     Sole
JP Morgan Chase			 Common  46625H100     250,638.30    5,742	Shared-Other            1       None
Leggett & Platt Inc		 Common  524660107     180,940.00   10,375	Shared-Other            1       None
Lexmark Intl Inc Cl A		 Common  529771107     292,998.30    8,405	Shared-Other            1       None
Medtronic Inc		 	 Common  585055106     257,382.40    5,120	Shared-Other            1       None
Merck & Co Inc			 Common  589331107     358,538.70    6,170	Shared-Other            1       None
MGM Mirage			 Common  552953101     309,613.70    3,685	Shared-Other            1       None
Microsoft Corp			 Common  594918104     678,180.00   19,050	Shared-Other            1       None
Microsoft Corp			 Common  594918104     920,188.80   25,848	Full Discretion/Sole    N/A     Sole
Oracle Corp			 Common  68389X105     330,819.58   14,651	Shared-Other            1       None
Pepsico Incorporated		 Common  713448108     252,443.40    3,326	Shared-Other            1       None
Pfizer Incorporated		 Common  717081103     446,212.63   19,641	Shared-Other            1       None
Pfizer Incorporated		 Common  717081103       6,364.40      280	Full Discretion/Sole    N/A     Sole
PNC Financial Services Group	 Common  693475105     979,235.40   14,916	Shared-Other            1       None
ProLogis Trust			 Common  743410102     335,533.72    5,294	Shared-Other            1       None
Schlumberger Ltd		 Common  806857108     318,620.43    3,239	Shared-Other            1       None
Simon Property Group Inc	 Common  828806109     294,194.82    3,387	Shared-Other            1       None
Smithfield Foods Inc		 Common  832248108     611,715.84   21,152	Shared-Other            1       None
SPDR Trust Unit Sr 1		 Common  78462F103  52,766,169.35  360,893.03	Full Discretion/Sole    N/A     Sole
Steel Dynamics Inc		 Common  858119100     461,310.08    7,744	Shared-Other            1       None
Target Corporation		 Common  87612E106	75,000.00    1,500	Shared-Other            1       None
Target Corporation		 Common  87612E106     700,000.00   14,000	Full Discretion/Sole    N/A     Sole
Verizon Communications		 Common  92343V104     280,926.70    6,430	Shared-Other            1       None
Verizon Communications		 Common  92343V104      29,883.96      684	Full Discretion/Sole    N/A     Sole
Wellpoint Hlth Ntwks New	 Common  94973V107     560,594.70    6,390	Shared-Other            1       None
Yum Brands Inc			 Common  988498101     322,654.37    8,431	Shared-Other            1       None